Share-based Compensation	6 Months Ended
Jun. 30, 2026
Share-based Compensation
Share-based Compensation

13.  Share-based Compensation

(i)   Share-based Compensation of the Company

The Company conditionally adopted a share option scheme on April 24, 2015 (as amended on April 27, 2020) and such scheme has a term of 10 years. It expired in May 2026 and no further share options can be granted. A new share option scheme was adopted on May 12, 2026 (the “HUTCHMED Share Option Scheme”). Pursuant to the HUTCHMED Share Option Scheme, the Board of Directors of the Company may, at its discretion, offer any employees and directors (including Executive and Non-executive Directors but excluding Independent Non-executive Directors) of the Company, holding companies of the Company and any of their subsidiaries or affiliates, and subsidiaries or affiliates of the Company share options to subscribe for shares of the Company.

As at June 30, 2026, the aggregate number of shares issuable under the HUTCHMED Share Option Scheme was 43,616,756 ordinary shares and the aggregate number of shares issuable under the prior share option scheme which expired in 2026 was 23,093,022 ordinary shares. The Company will issue new shares for share options exercised. Additionally, the number of shares authorized but unissued was 627,664,880 ordinary shares.

Share options granted are generally subject to a four-year vesting schedule, depending on the nature and the purpose of the grant. Share options subject to the four-year vesting schedule, in general, vest 25% upon the first anniversary of the vesting commencement date as defined in the grant letter, and 25% every subsequent year. However, certain share option grants may have a different vesting schedule as approved by the Board of Directors of the Company. No outstanding share options will be exercisable or subject to vesting after the expiry of a maximum of ten years from the date of grant.

A summary of the Company’s share option activity and related information is as follows:

		Weighted	Weighted average
		average exercise	remaining	Aggregate
	Number of share	price in US$ per	contractual life	intrinsic value
	options	share	(years)	(in US$’000)
Outstanding at January 1, 2025	29,640,273	4.47	5.99	3,804
Granted (note)	1,493,435	3.27
Exercised	(726,525)	2.17
Cancelled	(1,423,610)	2.33
Expired	(3,309,340)	4.46
Outstanding at December 31, 2025	25,674,233	4.59	5.12	1,424
Exercised	(7,500)	2.50
Cancelled	(1,388,236)	3.61
Expired	(1,185,475)	5.44
Outstanding at June 30, 2026	23,093,022	4.60	4.51	5
Vested and exercisable at December 31, 2025	20,020,945	4.94	4.23	953
Vested and exercisable at June 30, 2026	19,802,670	4.79	3.90	5

Note: This was granted to an executive director in June 2025 where the number of share options exercisable is subject to certain performance targets based on a market condition covering the 3-year period from 2025 to 2027 which has been reflected in estimating the grant date fair value using the Monte Carlo simulation model. The grant date fair value of such award is US$1.17 per share. Vesting of such award will occur around March 2028 if the performance targets are met.

The following table summarizes the Company’s share options exercised:

	Six Months Ended June 30,
	2026	2025

	(in US$’000)
Cash received from share options exercised	19	1,100
Total intrinsic value of share options exercised	4	526

The Group recognizes compensation expense on a graded vesting approach over the requisite service period. The following table presents share-based compensation expense included in the Group’s condensed consolidated statements of operations:

	Six Months Ended June 30,
	2026	2025

	(in US$’000)
Research and development expenses	835	1,206
Selling and administrative expenses	106	281
Cost of revenue	30	65
	971	1,552

As at June 30, 2026, the total unrecognized compensation cost was US$1,681,000, and will be recognized on a graded vesting approach over the weighted average remaining service period of 1.40 years.

(ii)   LTIP

The Company grants awards under the LTIP to participating directors and employees, giving them a conditional right to receive ordinary shares of the Company or the equivalent ADS (collectively the “Awarded Shares”) to be purchased by the Trustee up to a cash amount excluding any cash elected payments. Vesting will depend upon continued employment of the award holder with the Group and will otherwise be at the discretion of the Board of Directors of the Company. Additionally, some awards are subject to change based on annual performance targets prior to their determination date.

LTIP awards prior to the determination date

Performance targets vary by award, and may include targets for shareholder returns, revenue and profitability. As the extent of achievement of the performance targets is uncertain prior to the determination date, a probability based on management’s assessment on the achievement of the performance target has been assigned to calculate the amount to be recognized as an expense over the requisite period with a corresponding entry to liability.

LTIP awards after the determination date

Upon the determination date, based on the actual achievement of performance targets, the amount previously recorded in the liability will be adjusted through share-based compensation expense. The Company will pay a determined monetary amount, up to the maximum cash amount based on the actual achievement of the performance target specified in the award, to the Trustee to purchase the Awarded Shares. Any cumulative compensation expense previously recognized as a liability will be transferred to additional paid-in capital.

The Trustee has been set up solely for the purpose of purchasing and holding the Awarded Shares during the vesting period on behalf of the Company using funds provided by the Company. On the determination date, if any, the Company will determine the cash amount, based on the actual achievement of each annual performance target, for the Trustee to purchase the Awarded Shares. The Awarded Shares will then be held by the Trustee until they are vested.

The Trustee’s assets include treasury shares and funds for additional treasury shares, trustee fees and expenses. The number of treasury shares (in ordinary shares equivalent) held by the Trustee were as follows:

	Number of	Cost
	treasury shares	(in US$’000)
As at January 1, 2025	16,717,458	60,924
Vested	(4,134,157)	(15,442)
As at December 31, 2025	12,583,301	45,482
Vested	(9,319,020)	(32,885)
As at June 30, 2026	3,264,281	12,597

For the six months ended June 30, 2026 and 2025, US$351,000 and US$2,086,000 of the LTIP awards were forfeited respectively based on the determined or estimated monetary amount as at the forfeiture date.

The following table presents the share-based compensation expenses recognized under the LTIP awards:

	Six Months Ended June 30,
	2026	2025

	(in US$’000)
Research and development expenses	2,607	5,491
Selling and administrative expenses	1,275	1,811
Cost of revenue	109	389
	3,991	7,691
Recorded with a corresponding credit to:
Liability	431	630
Additional paid-in capital	3,560	7,061
	3,991	7,691

For the six months ended June 30, 2026 and 2025, US$1,157,000 and US$751,000 were reclassified from liability to additional paid-in capital respectively upon LTIP awards reaching the determination date. As at June 30, 2026 and December 31, 2025, US$143,000 and US$2,406,000 were recorded in liabilities respectively.

As at June 30, 2026, the total unrecognized compensation cost was approximately US$3,439,000, which considers expected performance targets and the amounts expected to vest, and will be recognized over the requisite periods.